Earnings/(loss) per share - basic and diluted, Issued share capital - ordinary shares (Details) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares [Abstract]
Number of shares (in shares)	319,814,747	183,593,296	159,363,543
Weighted average shares (in shares)	235,852,023	158,591,356	75,871,562
Ordinary Shares [Member]
Number of shares [Abstract]
Ordinary shares issue price (in sterling per share)	£ 0.06
Number of shares (in shares)	319,814,747	178,801,593	154,498,887
Weighted average shares (in shares)	235,852,023	158,591,356	75,871,562